Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
increase in current assets
Accounts receivable	$ 685	$ 1,333
Prepaids and other	886	637
Product inventory	7,288	(6,698)
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	(7,523)	2,886
Other long-term liabilities	(70)	(193)
Total changes in non-cash working capital	1,266	(2,035)
Investing activities
Prepaids and other		4
Accounts payable and accrued liabilities	(3,544)	(295)
Total changes in non-cash working capital	(3,544)	(291)
Financing activities
Other liabilities	161	(200)
Total changes in non-cash working capital	$ 161	$ (200)